Comstock Capital Value Fund

Schedule of Investments — July 31, 2019 (Unaudited)

Shares		Market Value
	EXCHANGE TRADED FUNDS — 6.8%
9,900	Invesco DB Commodity Index Tracking Fund	$153,945
5,000	iShares MSCI Global Gold Miners ETF	104,850
26,400	iShares Silver Trust†(a)	401,544
5,500	SPDR Gold Shares†	732,655
5,500	VanEck Vectors Gold Miners ETF	145,750
4,000	VanEck Vectors Junior Gold Miners ETF	150,160
1,750	VelocityShares Daily 2x VIX Short Term ETN†	26,477

	TOTAL EXCHANGE TRADED FUNDS	1,715,381

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 91.4%
$23,015,000	U.S. Treasury Bills, 2.034% to 2.481%††, 08/01/19 to 01/30/20(b)	22,939,089

	PURCHASED OPTIONS — 1.8% (Cost $680,076)	451,080

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 100.0%
	(Cost $25,597,886)	$25,105,550

Shares		Market Value
	SECURITIES SOLD SHORT — (23.0)%
	Automotive — (0.3)%
330	Tesla Inc.	$79,731

	Computer Software and Services — (0.3)%
700	Baidu Inc., ADR.	78,190

	Consumer Products — (3.1)%
2,000	Altria Group Inc.	94,140
2,000	Herbalife Nutrition Ltd.	82,040
1,000	iRobot Corp.	73,100
2,000	NIKE Inc., Cl. B	172,060
2,000	Spectrum Brands Holdings Inc.	100,220
1,500	The Clorox Co.	243,900

		765,460

	Entertainment — (2.1)%
2,500	Cinemark Holdings Inc.	99,800
350	Netflix Inc.	113,047
1,000	Spotify Technology SA	154,940
2,000	World Wrestling Entertainment Inc., Cl. A	145,560

		513,347

Shares		Market Value
	Exchange Traded Funds — (3.3)%
2,400	Direxion Daily Small Cap Bull 3X Shares	$151,224
2,700	iShares China Large-Cap ETF	110,970
1,000	iShares Transportation Average ETF	192,620
3,200	VanEck Vectors Semiconductor ETF	374,688

		829,502

	Financial Services — (3.7)%
200	BlackRock Inc.	93,536
1,300	Franklin Resources Inc.	42,419
1,100	Invesco Ltd.	21,109
2,000	Janus Henderson Group plc	40,140
2,000	Northern Trust Corp.	196,000
2,000	SEI Investments Co.	119,180
1,700	State Street Corp.	98,753
1,800	T Rowe Price Group Inc.	204,102
2,500	The Charles Schwab Corp.	108,050

		923,289

	Health Care — (1.9)%
1,000	DexCom Inc.	156,870
1,000	Johnson & Johnson	130,220
2,000	MEDNAX Inc.	49,140
200	Mettler-Toledo International Inc.	151,350

		487,580

	Hotels and Gaming — (1.3)%
2,100	Las Vegas Sands Corp.	126,924
2,400	MGM Resorts International	72,048
1,000	Wynn Resorts Ltd.	130,070

		329,042

	Industrials — (1.4)%
1,300	3M Co.	227,136
1,000	Caterpillar Inc.	131,670

		358,806

	Paper and Forest Products — (0.3)%
1,750	International Paper Co.	76,843

	Retail — (3.1)%
800	Alibaba Group Holding Ltd., ADR	138,487
2,000	Carvana Co.	127,120
700	Domino’s Pizza Inc.	171,171
2,300	The Cheesecake Factory Inc.	99,084
1,000	Tiffany & Co.	93,920
2,800	Walgreens Boots Alliance Inc.	152,572

		782,354

	Transportation — (2.2)%
2,000	GATX Corp.	153,720
1,000	JB Hunt Transport Services Inc.	102,370
2,400	The Greenbrier Companies Inc.	69,384

Comstock Capital Value Fund

Schedule of Investments (Continued) — July 31, 2019 (Unaudited)

Shares		Market Value
	SECURITIES SOLD SHORT (Continued)
	Transportation (Continued)
1,000	United Parcel Service Inc., Cl. B	$119,470
1,500	XPO Logistics Inc.	101,220

		546,164

	TOTAL SECURITIES SOLD SHORT (Proceeds received $5,986,689)	$5,770,308

(a)	Securities with a value of $401,544 were deposited with the broker as collateral for securities sold short and futures contracts.
(b)	At July 31, 2019, $13,930,000 of the principal amount was pledged as collateral for securities sold short and futures contracts.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt

As of July 31, 2019, options purchased outstanding were as follows:

OPTIONS

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Market Value
Exchange Traded Call Options Purchased — 0.1%
CBOE SPX Volatility Index	100	$161,200	$16.00	09/18/19	$23,500

TOTAL EXCHANGE TRADED CALL OPTIONS PURCHASED					$23,500

Exchange Traded Put Options Purchased — 1.7%
Consumer Discretionary Select Sector SPDR Fund	30	$362,160	$107.00	09/20/19	$1,170
Energy Select Sector SPDR Fund	50	313,500	64.00	09/20/19	12,550
Financial Select Sector SPDR Fund	100	282,500	26.00	09/20/19	1,300
Industrial Select Sector SPDR Fund	40	311,280	73.00	09/20/19	2,760
iShares iBoxx High Yield Corporate Bond ETF	200	1,738,600	85.00	12/20/19	27,400
S&P 500 Index	20	5,960,760	2,600.00	12/20/19	57,600
S&P 500 Index	15	4,470,570	2,700.00	12/20/19	58,500
S&P 500 Index	30	8,941,140	2,900.00	12/20/19	237,000
SPDR S&P Retail ETF	100	425,900	45.00	09/20/19	28,350
Technology Select Sector SPDR Fund	50	403,850	68.00	09/20/19	950

TOTAL EXCHANGE TRADED PUT OPTIONS PURCHASED					$427,580

TOTAL OPTIONS PURCHASED					$451,080

As of July 31, 2019, futures contracts outstanding were as follows:

FUTURES

Description	Long/Short	Number of Contracts	Notional Amount	Expiration Date	Value	Unrealized Depreciation
S&P 500 Futures (E-Mini)	Short	27	$(4,026,105)	09/20/19	$(107,743)	$(107,743)
Russell 2000 Index Futures (E-Mini)	Short	22	(1,734,370)	09/20/19	(39,660)	(39,660)
NASDAQ 100 Index Futures (E-Mini)	Short	13	(2,045,355)	09/20/19	(74,830)	(74,830)

TOTAL FUTURES						$(222,233)

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